UNDISCOVERED MANAGERS FUNDS

JPMorgan Realty Income Fund

(All Share Classes)

(a series of Undiscovered Managers Funds)

Supplement dated July 24, 2017

to the Summary Prospectuses and

Prospectuses dated December 29, 2016, as supplemented

Effective immediately, the portfolio manager information for the JPMorgan Realty Income Fund (the “Fund”) in the section titled “Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Scott Blasdell	2017	Managing Director
Jason Ko	2009	Executive Director

In addition, the first two paragraphs in the section titled “The Funds’ Management and Administration — JPMIM, Sub-Adviser and Portfolio Managers — Realty Income Fund” are hereby deleted in their entirety and replaced by the following:

Realty Income Fund

JPMIM is the investment adviser to the Realty Income Fund and makes the day-to-day investment decisions for the Fund. Pursuant to the Management Agreement with the Realty Income Fund, and subject to the overall direction of the Trust’s Board of Trustees, JPMIM is responsible for managing the Realty Income Fund’s investment program in conformity with the stated investment objectives and policies of the Fund, as described in this Prospectus.

Scott Blasdell, Managing Director of JPMIM and a CFA charterholder, is the lead portfolio manager on the Fund and is a senior member of the U.S. Equity Value portfolio management team. Jason Ko, Executive Director of JPMIM and a CFA charterholder is co-portfolio manager of the Fund and a senior member of the U.S. Equity Value portfolio management team. As part of the team’s investment process Messers Blasdell and Ko meet, along with other portfolio managers and research analysts, to discuss the economic out-look, industry trends, and the merits and risks of investment ideas for the Fund. Messers Blasdell and Ko follow the same investment process, philosophy and research resources. Mr. Blasdell has been a portfolio manager in the U.S. Equity Group since 2001 and has managed REIT, large cap core, and value strategies. An employee since 1999, he started as a research analyst covering REITs. An employee since 2002, Mr. Ko has managed REITs since 2009 and also covered REITs for the U.S. Equity Group. Previously, he worked as a research associate focusing on REITs and cyclicals sectors and as an investment assistant in the U.S. Equity Group.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUS AND PROSPECTUS FOR FUTURE REFERENCE

SUP-RI-PM-717

UNDISCOVERED MANAGERS FUNDS

JPMorgan Realty Income Fund

(All Share Classes)

(a series of Undiscovered Managers Funds)

Supplement dated July 24, 2017

to the Statement of Additional Information

dated December 29, 2016, as supplemented

Effective immediately, the portfolio manager information for JPMorgan Realty Income Fund (the “Fund”) in the SAI under the headings “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Portfolio Managers’ Ownership of Securities” with respect to the Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of August 31, 2016:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Realty Income Fund
Scott Blasdell*	2	$1,636,503	1	$85,156	1	$244,704
Jason Ko	3	942,095	5	2,773,699	11	971,542

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of August 31, 2016:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Realty Income Fund
Scott Blasdell*	0	$0	0	$0	0	$0
Jason Ko	0	0	0	0	0	0

*	As of May 31, 2017.

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of August 31, 2016:

Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Realty Income Fund
Scott Blasdell*	X
Jason Ko				X

*	As of May 31, 2017.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

SUP-SAI-RI-PM-717